Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis of Presentation
Basis of Presentation

Note 1.  Basis of Presentation

The accompanying condensed consolidated financial statements of Select Income REIT and its subsidiaries, or SIR, we, us or our, have been prepared without audit.  Certain information and footnote disclosures required by U.S. generally accepted accounting principles, or GAAP, for complete financial statements have been condensed or omitted.  We believe the disclosures made are adequate to make the information presented not misleading.  However, the accompanying condensed consolidated financial statements should be read in conjunction with the Combined Financial Statements of Selected Properties of CommonWealth REIT as of December 31, 2011 and 2010 and for the three years in the period ending December 31, 2011 and notes thereto contained in our Prospectus, dated March 6, 2012, or our Prospectus, filed with Securities and Exchange Commission, or the SEC, in accordance with Rule 424(b) of the Securities Act of 1933, as amended, which is accessible on the SEC’s website at www.sec.gov.  Those combined financial statements include 251 properties with a total of approximately 21.4 million rentable square feet, or the Properties, that were owned by CommonWealth REIT and its subsidiaries, or CWH, until they were contributed to us by CWH on February 16, 2012.  In the opinion of our management, all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation, have been included.  All material intercompany transactions and balances with or among our subsidiaries have been eliminated.  Operating results for interim periods are not necessarily indicative of the results that may be expected for the full year.  Because of the significant changes resulting from our initial public offering, or IPO, in March 2012, the financial results reported are not indicative of our expected future results. Reclassifications have been made to the prior years’ financial statements to conform to the current year’s presentation.

These condensed consolidated financial statements are presented as if we were a legal entity separate from CWH at all times for the periods presented, despite our not being in existence until December 19, 2011 and the fact that thereafter we were a wholly owned consolidated subsidiary of CWH until March 12, 2012.